Stock -Based Compensation - Schedule of Fair Value of Stock Options Grants (Details)		12 Months Ended
	Aug. 10, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	10 years	9 years 7 months 9 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, Minimum			49.90%
Expected term (in years)			5 years
Risk free interest rate, Minimum			1.30%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, Maximum			73.50%
Expected term (in years)			6 years 7 months 6 days
Risk free interest rate, Maximum			1.40%